Segmented information	9 Months Ended
Sep. 30, 2017
Disclosure Text Block [Abstract]
Segment Reporting Disclosure [Text Block]
12	Segmented information

The Company operates in one business segment being the exploration of mineral property interests. The Company’s assets are geographically segmented as follows:

	September 30, 2017	December 31, 2016
United States (Note 2)	$-	$39,264
Canada	7,714	13,232
Other	1,093	784
	$8,807	$53,280